Deconsolidation of Shandong Media Joint Venture (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Deconsolidation Of Shandong Media Joint Venture 1		5,000,000
Deconsolidation Of Shandong Media Joint Venture 2	791,900
Deconsolidation Of Shandong Media Joint Venture 3		5,000,000
Deconsolidation Of Shandong Media Joint Venture 4	791,900
Deconsolidation Of Shandong Media Joint Venture 5		1,000,000
Deconsolidation Of Shandong Media Joint Venture 6	158,300
Deconsolidation Of Shandong Media Joint Venture 7	20.00%	20.00%
Deconsolidation Of Shandong Media Joint Venture 8	50.00%	50.00%
Deconsolidation Of Shandong Media Joint Venture 9		1,000,000
Deconsolidation Of Shandong Media Joint Venture 10	30.00%	30.00%
Deconsolidation Of Shandong Media Joint Venture 11	30.00%	30.00%
Deconsolidation Of Shandong Media Joint Venture 12	0.00
Deconsolidation Of Shandong Media Joint Venture 13	141,814
Deconsolidation Of Shandong Media Joint Venture 14	30.00%	30.00%
Deconsolidation Of Shandong Media Joint Venture 15	0.00
Deconsolidation Of Shandong Media Joint Venture 16	30.00%	30.00%
Deconsolidation Of Shandong Media Joint Venture 17	$ 0.00